Recovery of Erroneously Awarded Compensation	12 Months Ended
Apr. 30, 2026
Restatement Determination Date:: 2026-04-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis	Awards granted under the Amended and Restated Equity Plan will be subject to recoupment under any clawback policy the Combined Company has in place from time to time, including any policy required under applicable stock exchange listing standards, the Dodd-Frank Wall Street Reform and Consumer Protection Act, or other applicable law.